Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Related Party Transactions [Abstract]
Schedule of Related Parties with Transactions	Related parties with transactions and related party relationships
Name of Related Party	Relationship to the Group
Mr. Shoucheng Lei	A shareholder of the Group
Ocean Master Worldwide Corporation	Controlled by Mr. Shoucheng Lei, Ms. Luan Chen and Mr. Jun Li, shareholders of the Group
Rui Da Shipping Co. Limited	Controlled by Ocean Master Worldwide Corporation
Topsheen Shipping Limited	Related to Mr. Dong Zhang
Topsheen Shipping Singapore Pte. Ltd.	Related to Mr. Dong Zhang
Topsheen bulk Singapore Pte. Ltd.	Related to Mr. Dong Zhang
Xun Da Shipping Co. Limited	Controlled by Ocean Master Worldwide Corporation
Topsheen Shipping Group Limited	Controlled by Mr. Shoucheng Lei
Nanjing Top Confidence Marine Management Co., Ltd	Controlled by Mr. Shoucheng Lei
Mei Da Shipping Co. Limited	Controlled by Ocean Master Worldwide Corporation
Tong Da Shipping Co. Limited	Controlled by Ocean Master Worldwide Corporation
Keen Best Shipping Co Limited	Controlled by Ocean Master Worldwide Corporation
Mr. Dong Zhang	Family member of Mr. Jun Li
Mr. Qing Xu	Family member of Ms. Luan Chen
Top Corporation Shipping Limited	Controlled by Ocean Master Worldwide Corporation
Related parties with transactions and related party relationships
Name of Related Party	Relationship to the Group
Mr. Shoucheng Lei	A shareholder of the Group
Ocean Master Worldwide Corporation	Controlled by Mr. Shoucheng Lei, Ms. Luan Chen and Mr. Jun Li, shareholders of the Group
Rui Da Shipping Co. Limited	Controlled by Ocean Master Worldwide Corporation
Topsheen Shipping Limited	Related to Mr. Dong Zhang
Topsheen Shipping Singapore Pte. Ltd.	Related to Mr. Dong Zhang
Topsheen bulk Singapore Pte. Ltd.	Related to Mr. Dong Zhang
Xun Da Shipping Co. Limited	Controlled by Ocean Master Worldwide Corporation
Topsheen Shipping Group Limited	Controlled by Mr. Shoucheng Lei
Nanjing Top Confidence Marine Management Co., Ltd	Controlled by Mr. Shoucheng Lei
Name of Related Party	Relationship to the Group
Mei Da Shipping Co. Limited	Controlled by Ocean Master Worldwide Corporation
Tong Da Shipping Co. Limited	Controlled by Ocean Master Worldwide Corporation
Keen Best Shipping Co Limited	Controlled by Ocean Master Worldwide Corporation
Mr. Dong Zhang	Family member of Mr. Jun Li
Mr. Qing Xu	Family member of Ms. Luan Chen
Top Corporation Shipping Limited	Controlled by Ocean Master Worldwide Corporation

Schedule of Balances Due from Related Parties and Due to Related Parties

(2) Accounts receivable-related parties

	As of December 31, 2025	As of June 30, 2025
Topsheen Shipping Singapore Pte. Ltd.(1)	$—	$616,279
Tong Da Shipping Co. Limited(2)	—	143,277
Mei Da Shipping Co. Limited(2)	—	159,638
Keen Best Shipping Co Limited(2)	5,000	99,121
Total	$5,000	$1,018,315

(1)      The balance mainly represented consideration for time charter accounts receivable from Topsheen Shipping Singapore Pte. Ltd, which was collected in current period.

(2)      The balance represents the accrued management fees from related parties for vessel management services, which was partially collected in current period.

(3) Contract liabilities-related party

	As of December 31, 2025	As of June 30, 2025
Topsheen Shipping Singapore Pte. Ltd.(1)	$497,360	$433,125

(1)      The balance represents the advance charter hire payments from Topsheen Shipping Singapore Pte. Ltd.

As of December 31, 2025 and June 30, 2025, the balances due to related parties were as follows:

	As of December 31, 2025	As of June 30, 2025
Topsheen Shipping Singapore Pte. Ltd(1)	$412,873	$331,948

(1)      The balance represents the outstanding bunker receivable from Topsheen Shipping Singapore Pte. Ltd for time charter service provided by the Group.

As of December 31, 2025 and June 30, 2025, the balances due to related parties were as follows:

	As of December 31, 2025	As of June 30, 2025
Topsheen Shipping Group Limited(1)	$5,417	$36,584
Nanjing Top Confidence Marine Management Co., Ltd(1)	8,710	14,381
Due to shareholder and affiliate(2)	21,476,946	24,490,720
Ocean Master Worldwide Corporation	11,546	11,546
Total	$21,502,619	$24,553,231

(1)      The balances mainly represented the expenses paid on behalf of the Group.

(2)      The balances mainly represented non-interest-bearing loans from Mr. Shoucheng Lei and due on demand. During the six months end December 31, 2025, the Group repaid $3,000,000 of these loans to Mr. Shoucheng Lei.

(6) Services provided to related parties

	For the Six Months ended December 31, 2025	For the Six Months ended December 31, 2024
Topsheen Shipping Singapore Pte. Ltd. (Time charter & Vessel management services revenue)	$9,250,107	$9,430,014
Mei Da Shipping Co. Limited (Vessel management services revenue)	699,582	690,649
Tong Da Shipping Co. Limited (Vessel management services revenue)	707,132	721,736
Topsheen Bulk Singapore Pte Ltd (Time charter revenue)	—	617,624
Keen Best Shipping Co Limited (Vessel management services revenue)	485,796	497,079
Total	$11,142,617	$11,957,102

(8) Short-term office lease expense from a related party

	For the Six Months ended December 31, 2025	For the Six Months ended December 31, 2024
Mr. Jun Li’s affiliate	$—	$13,795

(9) General and administrative expenses shared with a related party

	For the six months ended December 31, 2025	For the six months ended December 31, 2024
Topsheen Shipping Group Co., Ltd	$57,508	$55,997

(2) Accounts receivable-related parties

	As of June 30, 2025	As of June 30, 2024
Topsheen Shipping Singapore Pte. Ltd.(1)	$616,279	$50,125
Tong Da Shipping Co. Limited(2)	143,277	—
Mei Da Shipping Co. Limited(2)	159,638	—
Keen Best Shipping Co Limited(2)	99,121	86,817
Total	$1,018,315	$136,942

(1)      The balance mainly represented consideration for time charter accounts receivable from Topsheen Shipping Singapore Pte. Ltd.

(2)      The balance represents the accrued management fees from related parties for vessel management services.

(3) Advance from customers-related party

	As of June 30, 2025	As of June 30, 2024
Topsheen Shipping Singapore Pte. Ltd.(1)	$433,125	$213,209

(1)      The balance represents the advance charter hire payments from Topsheen Shipping Singapore Pte. Ltd.

As of June 30, 2025 and 2024, the balances due from related parties were as follows:

	As of June 30, 2025	As of June 30, 2024
Ocean Master Worldwide Corporation	$—	$71,662
Topsheen Shipping Singapore Pte. Ltd(1)	331,948	331,656
Total	$331,948	$403,318

(1)      The balance represents the outstanding bunker receivable from Topsheen Shipping Singapore Pte. Ltd for time charter service provided by the Group.

As of June 30, 2025 and 2024, the balances due to related parties were as follows:

	As of June 30, 2025	As of June 30, 2024
Topsheen Shipping Group Limited(1)	36,584	45,504
Nanjing Top Confidence Marine Management Co., Ltd(1)	14,381	17,683
Due to shareholder and affiliate(2)	24,490,720	24,776,946
Ocean Master Worldwide Corporation	11,546	11,546
Total	$24,553,231	$24,851,679

(1)      The balances mainly represented the expenses paid on behalf of the Group.

(2)      The balances mainly represented non-interest-bearing loans from Mr. Shoucheng Lei and due on demand.

(6) Services provided to related parties

	For the year ended June 30, 2025	For the year ended June 30, 2024	For the year ended June 30, 2023
Topsheen Shipping Singapore Pte. Ltd. (Time charter revenue)	$18,682,031	$12,281,701	$13,999,534
Mei Da Shipping Co. Limited (Vessel management services revenue)	1,481,220	1,565,711	2,052,046
Tong Da Shipping Co. Limited (Vessel management services revenue)	1,457,911	1,492,521	1,752,601
Rui Da Shipping Co. Limited (Vessel management services revenue)	—	—	420,737
Xun Da Shipping Co. Limited (Vessel management services revenue)	—	—	619,504
Topsheen Bulk Singapore Pte Ltd (Time charter revenue)	624,337	—	—
Keen Best Shipping Co Limited (Vessel management services revenue)	1,128,998	974,963	—
Total	$23,374,497	$16,314,896	$18,844,422

(8) Short-term office lease expense from a related party

	For the year ended June 30, 2025	For the year ended June 30, 2024	For the year ended June 30, 2023
Mr. Jun Li’s affiliate	$27,684	$27,443	$28,571

(9) General and administrative expenses shared with a related party

	For the year ended June 30, 2025	For the year ended June 30, 2024	For the year ended June 30, 2023
Topsheen Shipping Group Co., Ltd	$92,581	$108,353	$75,592